Supplemental Financial Information - Additional Information (Detail) - USD ($) $ in Millions		1 Months Ended		12 Months Ended
	Apr. 19, 2017	Jul. 31, 2018	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental Financial Information [Line Items]
Cash proceeds, net of cash divested				$ 159	$ 2,682	$ 20
Equity method investment, ownership percent				0.00%	0.00%
Cash and cash equivalents				$ 2,789	$ 3,547	$ 1,894	$ 1,614
SSMC [Member]
Supplemental Financial Information [Line Items]
Cash and cash equivalents				140	250
Dividend distribution				$ 139	$ 228
SSMC [Member] | TSMC [Member]
Supplemental Financial Information [Line Items]
Dividend percentage to joint venture				38.80%
ASEN [Member]
Supplemental Financial Information [Line Items]
Sale of equity interest, percentage		40.00%
Total consideration		$ 127
Equity method investment, ownership percent				0.00%	40.00%
WeEn [Member]
Supplemental Financial Information [Line Items]
Sale of equity interest, percentage			24.00%
Cash proceeds, net of cash divested			$ 32
Equity method investment, ownership percent				0.00%	49.00%
ASMC [Member]
Supplemental Financial Information [Line Items]
Total consideration	$ 54
Equity method investment, ownership percent	27.47%
Gain on sale of equity method investment	$ 31